Commitments and Contingent Liabilities (Details) $ in Thousands, ₪ in Millions	6 Months Ended
	Jun. 30, 2021 USD ($)	May 31, 2021 USD ($)	May 31, 2021 ILS (₪)
Commitments and Contingent Liabilities (Details) [Line Items]
Percentage of grants	100.00%
Interest Expense (in Dollars)	$ 7,600
Other Commitments		$ 1,160	₪ 3.8
Minimum [Member]
Commitments and Contingent Liabilities (Details) [Line Items]
Percentage of royalties in sales	3.00%
Maximum [Member]
Commitments and Contingent Liabilities (Details) [Line Items]
Percentage of royalties in sales	5.00%